NOTE 4 - ADVANCES RECEIVABLE - Schedule of Cash Advances - Annual (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest due	$ 5,377	$ 4,079	$ 3,116
Total advances receivable	73,020	80,251	79,411
Advance G W [Member]
Customer Advances, Current	48,163	54,529	54,496
Advance J M [Member]
Customer Advances, Current	$ 19,480	$ 21,643	$ 21,799